MARKETABLE SECURITIES (Schedule of Investments in Unrealized Loss) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 30, 2015
MARKETABLE SECURITIES [Abstract]
Less than 12 months, fair value	$ 9,412	$ 2,535
Less than 12 months, gross unrealized loss	(614)	(107)
12 months or greater, fair value	767	524
12 months or greater, gross unrealized loss	$ (125)	$ (54)